Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000108407
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
Account Value	$ 26,046	$ 23,863	$ 20,224	$ 17,352	$ 18,613	$ 15,432	$ 14,683	$ 14,248	$ 12,148	$ 10,231	$ 10,000
C000108408
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
Account Value	$ 24,169	22,316	19,048	16,469	17,795	14,860	14,250	13,935	11,971	10,155	10,000
C000142551
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
Account Value	$ 26,705	24,414	20,643	17,666	18,903	15,629	14,839	14,363	12,213	10,261	10,000
C000142728
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
Account Value	$ 14,808	12,187	9,526	7,803	7,025	4,446	7,247	7,596	7,760	7,095	10,000
C000142729
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
Account Value	$ 13,750	11,400	8,978	7,411	6,721	4,287	7,031	7,439	7,653	7,056	10,000
C000142730
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
Account Value	$ 15,187	12,469	9,726	7,945	7,134	4,504	7,318	7,666	7,798	7,114	10,000
C000102754
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
Account Value	$ 15,582	13,899	9,993	7,538	16,021	12,302	12,828	12,329	10,286	8,836	10,000
C000102755
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
Account Value	$ 14,459	12,995	9,413	7,157	15,317	11,854	12,447	12,058	10,132	8,773	10,000
C000142548
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
Account Value	$ 15,993	14,226	10,206	7,681	16,279	12,472	12,963	12,432	10,346	8,864	10,000
C000111981
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Lyons Tactical Allocation Fund
Account Value	$ 17,256	16,638	15,037	14,481	17,950	12,601	12,511	13,411	11,462	9,896	10,000
C000111982
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Lyons Tactical Allocation Fund
Account Value	$ 16,013	15,548	14,159	13,739	17,161	12,131	12,135	13,110	11,290	9,818	10,000
C000142553
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Lyons Tactical Allocation Fund
Account Value	$ 17,694	17,014	15,334	14,737	18,227	12,759	12,630	13,512	11,521	9,921	10,000
C000102760
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
Account Value	$ 21,253	18,293	16,746	15,555	16,800	12,814	13,750	13,046	12,025	10,128	10,000
C000102761
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
Account Value	$ 19,702	17,076	15,753	14,751	16,045	12,326	13,330	12,747	11,832	10,054	10,000
C000142550
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
Account Value	$ 21,797	18,719	17,089	15,837	17,058	12,980	13,896	13,146	12,077	10,156	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 27,257	23,358	19,478	16,629	19,648	14,047	13,686	12,872	11,564	9,683	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 27,257	23,358	19,478	16,629	19,648	14,047	13,686	12,872	11,564	9,683	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 27,257	23,358	19,478	16,629	19,648	14,047	13,686	12,872	11,564	9,683	10,000
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Account Value	$ 13,918	11,067	8,818	6,959	6,854	4,373	7,869	7,704	8,630	8,687	10,000
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Account Value	$ 13,918	11,067	8,818	6,959	6,854	4,373	7,869	7,704	8,630	8,687	10,000
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Account Value	$ 13,918	11,067	8,818	6,959	6,854	4,373	7,869	7,704	8,630	8,687	10,000
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Account Value	$ 21,773	18,696	16,292	14,701	15,887	11,404	12,835	12,208	11,500	9,597	10,000
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Account Value	$ 21,773	18,696	16,292	14,701	15,887	11,404	12,835	12,208	11,500	9,597	10,000
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Account Value	$ 21,773	$ 18,696	$ 16,292	$ 14,701	$ 15,887	$ 11,404	$ 12,835	$ 12,208	$ 11,500	$ 9,597	$ 10,000